Pensions and Other Post-Employment Benefit Plans - Schedule of Sensitivity Analysis of Defined Benefit Obligations (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumption of discount rates [member] | Austria [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of change in actuarial assumption	1.00%	1.00%
Actuarial assumption of discount rates [member] | Germany [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of change in actuarial assumption	1.00%	1.00%
Actuarial assumption of discount rates [member] | Russia and Ukraine [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of change in actuarial assumption	1.00%	1.00%
Actuarial assumption of expected rates of inflation [member] | Russia and Ukraine [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of change in actuarial assumption	1.00%	1.00%
Actuarial assumption of expected rates of salary increases [member] | Russia and Ukraine [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of change in actuarial assumption	1.00%	1.00%
Other material actuarial assumptions [member] | Russia and Ukraine [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of change in actuarial assumption	3.00%	3.00%